JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 94.0%
Alternative Assets — 3.8%
JPMorgan Realty Income Fund Class R6 Shares (a)	11,522,048	126,627,313

Fixed Income — 9.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,204,856	50,626,466
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	17,942,621	151,615,147
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,914,598	12,846,952
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	2,705,669	18,669,115
JPMorgan High Yield Fund Class R6 Shares (a)	10,617,843	65,936,807
JPMorgan Managed Income Fund Class L Shares (a)	309,288	3,065,039

Total Fixed Income		302,759,526

International Equity — 36.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	21,700,925	294,915,571
JPMorgan International Advantage Fund Class R6 Shares (a)	12,773,834	192,757,159
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	23,966,151	337,443,405
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	20,833,831	373,758,928

Total International Equity		1,198,875,063

U.S. Equity — 44.9%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	15,560,391	318,054,391
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	771,876	33,314,186
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	1,130,638	18,259,799
JPMorgan Small Cap Value Fund Class R6 Shares (a)	939,933	15,762,675
JPMorgan U.S. Equity Fund Class R6 Shares (a)	27,816,917	371,912,183
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	13,847,348	305,472,492
JPMorgan Value Advantage Fund Class R6 Shares (a)	16,485,784	427,806,105

Total U.S. Equity		1,490,581,831

TOTAL INVESTMENT COMPANIES (Cost $3,434,896,739)		3,118,843,733

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $62,959,009)	62,406,000	63,654,120

	Shares
EXCHANGE-TRADED FUNDS — 1.2%
Alternative Assets — 1.2%
JPMorgan BetaBuilders MSCI US REIT ETF (Cost $54,342,331) (a)	613,694	39,620,085

SHORT-TERM INVESTMENTS — 1.0%
INVESTMENT COMPANIES — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (c) (Cost $34,457,408)	34,457,408	34,457,408

Total Investments — 98.1% (Cost $3,586,655,487)		3,256,575,346
Other Assets Less Liabilities — 1.9%		61,950,713

Net Assets — 100.0%		3,318,526,059

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 10 Year Bond	1,073	06/2020	CAD	112,309,316	(529,758)
DJ US Real Estate Index	501	06/2020	USD	13,747,440	64,509
MSCI EAFE E-Mini Index	64	06/2020	USD	5,005,440	15,580
S&P 500 E-Mini Index	746	06/2020	USD	95,954,250	(3,005,829)
S&P Midcap 400 E-Mini Index	472	06/2020	USD	67,991,600	5,146,547
U.S. Treasury 10 Year Note	790	06/2020	USD	109,698,906	4,691,371

					6,382,420

Short Contracts
EURO STOXX 50 Index	(2,445)	06/2020	EUR	(72,849,047)	(7,746,332)
Euro-Bund	(498)	06/2020	EUR	(94,750,118)	1,254,927
FTSE 100 Index	(237)	06/2020	GBP	(16,419,626)	(1,365,619)
MSCI Emerging Markets E-Mini Index	(131)	06/2020	USD	(5,532,130)	(476,341)
Russell 2000 E-Mini Index	(109)	06/2020	USD	(6,265,865)	(23,036)

					(8,356,401)

					(1,973,981)

Abbreviations

CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,192,921,226	$63,654,120	$—	$3,256,575,346

Appreciation in Other Financial Instruments
Futures Contracts (a)	$11,172,934	$—	$—	$11,172,934

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(4,034,964)	$(9,111,951)	$—	$(13,146,915)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and U.S. Treasury Notes held as initial margin for futures contracts.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$—	$54,342,331	$—	$—	$(14,722,246)	$39,620,085	613,694	$579,476	$54,299
JPMorgan Core Bond Fund Class R6 Shares (a)	109,947,170	4,480,839	65,892,719	2,625,282	(534,106)	50,626,466	4,204,856	1,512,212	285,625
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	103,418,539	87,388,012	39,534,961	144,361	199,196	151,615,147	17,942,621	3,926,765	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	139,550,638	—	136,538,009	13,991,231	(17,003,860)	—	—	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	21,956,050	646,015	7,010,443	156,083	(2,900,753)	12,846,952	1,914,598	646,015	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	158,475,215	—	156,922,359	50,700,629	(52,253,485)	—	—	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	7,581,687	375,511,752	22,981,497	442,903	(65,639,274)	294,915,571	21,700,925	2,895,992	800,617
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	21,320,128	880,655	—	—	(3,531,668)	18,669,115	2,705,669	880,654	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	318,996,839	121,318,792	83,193,939	2,558,867	(41,626,168)	318,054,391	15,560,391	—	32,559,168
JPMorgan High Yield Fund Class R6 Shares (a)	137,170,883	8,776,099	69,034,230	(151,928)	(10,824,017)	65,936,807	10,617,843	3,980,262	—
JPMorgan International Advantage Fund Class R6 Shares (a)	386,984,095	32,624,831	156,321,382	(15,843,521)	(54,686,864)	192,757,159	12,773,834	13,290,670	—
JPMorgan International Equity Fund Class R6 Shares (a)	410,938,960	146,987	403,710,885	41,303,970	(48,679,032)	—	—	—	146,987
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	364,447,500	61,136,684	—	—	(88,140,779)	337,443,405	23,966,151	12,497,779	—
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	—	458,109,123	22,924,325	(605,929)	(60,819,941)	373,758,928	20,833,831	1,816,566	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	205,800,661	—	208,295,642	31,659,106	(29,164,125)	—	—	—	—
JPMorgan Managed Income Fund Class L Shares (a)	171,393,895	64,221,610	232,307,904	382,460	(625,022)	3,065,039	309,288	1,018,185	16,935
JPMorgan Mid Cap Equity Fund Class R6 Shares (a)	159,151,784	11,207,121	157,442,876	15,623,373	(28,539,402)	—	—	—	11,207,121
JPMorgan Realty Income Fund Class R6 Shares (a)	239,714,374	18,835,445	96,491,833	13,020,371	(48,451,044)	126,627,313	11,522,048	2,663,338	10,185,810
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	43,132,869	2,052,574	—	—	(11,871,257)	33,314,186	771,876	297,397	1,755,176
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	43,057,599	1,535,586	21,908,829	4,984,836	(9,409,393)	18,259,799	1,130,638	65,330	1,470,256
JPMorgan Small Cap Value Fund Class R6 Shares (a)	38,252,743	1,417,234	16,058,394	(1,147,075)	(6,701,833)	15,762,675	939,933	234,025	1,183,210
JPMorgan U.S. Equity Fund Class R6 Shares (a)	410,871,324	72,272,572	39,017,047	362,371	(72,577,037)	371,912,183	27,816,917	3,756,376	37,764,500
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	98,139,720	1,029,504,835	1,093,187,147	—	—	34,457,408	34,457,408	1,387,465	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	472,671,988	51,795,263	143,131,179	15,039,119	(90,902,699)	305,472,492	13,847,348	4,224,771	38,227,860
JPMorgan Value Advantage Fund Class R6 Shares (a)	300,039,946	293,090,279	—	—	(165,324,120)	427,806,105	16,485,784	9,609,225	13,727,987

Total	$4,363,014,607	$2,751,294,639	$3,171,905,600	$175,246,509	$(924,728,929)	$3,192,921,226		$65,282,503	$149,385,551

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.